Disposition of Business (Details) - Schedule of assets and liabilities were divested/written off $ in Thousands	Dec. 31, 2020 USD ($)
Assets Divested
Inventory	$ 1,901
Intangible assets, net	13,296
Property, and equipment, net	452
Goodwill	3,764
Total assets divested	$ 19,413